Income Taxes (Status of Years under Audit or Open to Examination by Major Tax Jurisdictions) (Detail)	12 Months Ended
Mar. 31, 2020
Japan [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination	2019 and forward
United States—Federal [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination	2016 and forward
United States—California [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination	2015 and forward
Thailand [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination	2012 and forward
Indonesia [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination	2017 and forward